C WORLDWIDE INTERNATIONAL EQUITIES FUND
Portfolio of Investments
June 30, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 98.7%
Denmark — 7.0%
Novo Nordisk A/S, Class B	473	$ 76,408
France — 14.7%
Air Liquide SA	259	46,448
L'Oreal SA	86	40,117
LVMH Moet Hennessy Louis Vuitton SE	50	47,146
Vinci SA	228	26,492
		160,203
Germany — 10.2%
Deutsche Boerse AG	163	30,092
SAP SE	268	36,611
Siemens AG	266	44,342
		111,045
Hong Kong — 2.6%
AIA Group Ltd.	2,800	28,438
India — 5.2%
HDFC Bank Ltd., ADR	819	57,084
Indonesia — 3.1%
Bank Central Asia Tbk PT	54,800	33,609
Japan — 14.7%
Daikin Industries Ltd.	200	40,981
Hoya Corp.	300	35,900
Keyence Corp.	100	47,516
Sony Group Corp.	400	36,108
		160,505
Netherlands — 7.9%
Adyen NV(a)*	14	24,244
ASML Holding NV	86	62,378
		86,622
South Korea — 2.9%
Samsung Electronics Co. Ltd., GDR, Reg S	23	31,883
Spain — 1.9%
Iberdrola SA	1,606	20,973
Sweden — 7.5%
Assa Abloy AB, Class B	1,206	28,989
Atlas Copco AB, Class A	2,020	29,162
Epiroc AB, Class A	1,219	23,090
		81,241
	Number of Shares	Value
COMMON STOCKS — (Continued)
Switzerland — 4.2%
Nestle SA	382	$ 45,951
Taiwan — 3.1%
Taiwan Semiconductor Manufacturing Co. Ltd., SP ADR	332	33,506
United Kingdom — 13.7%
AstraZeneca PLC	281	40,283
Diageo PLC	726	31,211
Ferguson PLC	295	46,596
SSE PLC	1,345	31,540
		149,630
TOTAL COMMON STOCKS (Cost $997,797)		1,077,098

TOTAL INVESTMENTS - 98.7% (Cost $997,797)		1,077,098
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3%		14,063
NET ASSETS - 100.0%		$1,091,161

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At June 30, 2023, these securities amounted to $24,244 or 2.22% of net assets. These securities have been determined by the Adviser to be liquid securities.
*	Non-income producing.
ADR	American Depositary Receipt
GDR	Global Depository Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

C WORLDWIDE INTERNATIONAL EQUITIES FUND
Notes to the Quarterly Portfolio of Investments
June 30, 2023
(Unaudited)
A. Portfolio Valuation:
Portfolio Valuation  — The Fund's net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Fund’s equity securities listed on any national exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Securities that do not have a readily available current market value are valued in good faith by the Adviser as "valuation designee" under the oversight of the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser's fair valuation determinations will be reviewed by the Trust's Board of Trustees. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of  the Fund. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as disclosed in their prospectuses). Exchange traded futures contracts are generally valued using the settlement price determined by the relevant exchange. Exchange traded futures contracts for which no settlement price is reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
•  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.

C WORLDWIDE INTERNATIONAL EQUITIES FUND
Notes to the Quarterly Portfolio of Investments (Concluded)
June 30, 2023
(Unaudited)
The following is a summary of the inputs used, as of June 30, 2023, in valuing the Fund's investments carried at fair value:
	Total Value at 06/30/23	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Common Stocks
Denmark	$ 76,408	$ —	$ 76,408	$ —
France	160,203	—	160,203	—
Germany	111,045	—	111,045	—
Hong Kong	28,438	—	28,438	—
India	57,084	57,084	—	—
Indonesia	33,609	—	33,609	—
Japan	160,505	—	160,505	—
Netherlands	86,622	—	86,622	—
South Korea	31,883	—	31,883	—
Spain	20,973	—	20,973	—
Sweden	81,241	—	81,241	—
Switzerland	45,951	—	45,951	—
Taiwan	33,506	33,506	—	—
United Kingdom	149,630	—	149,630	—
Total Assets	$ 1,077,098	$ 90,590	$ 986,508	$ —
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or  otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Fund had an amount of transfers during the reporting period that was meaningful in relation to net assets as of the end of the reporting period.
For the period ended June 30, 2023, there were no transfers in or out of Level 3.
For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.
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